Note 5 - Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

Note 5 – Accumulated Other Comprehensive Income

The following table presents the changes in accumulated other comprehensive income by component, net of tax, for the years ended December 31, 2024 and 2023 (in thousands):

	Unrealized Losses on Investment Securities Available for Sale (1)
	2024	2023
Balance beginning of the year	$(10)	$(24)

Other comprehensive income before reclassifications	10	14
Amount reclassified from accumulated other comprehensive income	-	-
Total other comprehensive income	10	14
Balance end of the year	$-	$(10)

_______________________

(1)	All amounts are net of tax. Amounts in parentheses indicate debits.